Feb. 26, 2016

BLACKROCK FUNDS II

BlackRock LifePath® Active Retirement Fund

BlackRock LifePath® Active 2020 Fund

BlackRock LifePath® Active 2025 Fund

BlackRock LifePath® Active 2030 Fund

BlackRock LifePath® Active 2035 Fund

BlackRock LifePath® Active 2040 Fund

BlackRock LifePath® Active 2045 Fund

BlackRock LifePath® Active 2050 Fund

BlackRock LifePath® Active 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 7, 2016 to

the Prospectuses and Statement of Additional Information (“SAI”), each dated February 26, 2016,

as supplemented to date

On July 29, 2016, the Board of Trustees of BlackRock Funds II approved the following changes to the Funds, as described further below:

1)	The Funds will be renamed the BlackRock LifePath® Smart Beta Funds in all vintages;

2)	Each Fund will make certain changes to its principal investment strategies and the underlying funds in which it may invest; and

3)	The named portfolio managers of the Funds will be Matthew O’Hara, Ked Hogan and Andrew Ang.

All of these changes are expected to become effective on or about November 16, 2016.

Investors should review carefully the specific changes to the Prospectuses and SAI of the Funds, reflecting the changes noted above, which are detailed below.

Effective on or about November 16, 2016, the following changes are made to the Prospectuses and the SAI of the Funds:

Change in each Fund’s Name

The BlackRock LifePath® Active Retirement Fund is renamed BlackRock LifePath® Smart Beta Retirement Fund.

The BlackRock LifePath® Active 2020 Fund is renamed BlackRock LifePath® Smart Beta 2020 Fund.

The BlackRock LifePath® Active 2025 Fund is renamed BlackRock LifePath® Smart Beta 2025 Fund.

The BlackRock LifePath® Active 2030 Fund is renamed BlackRock LifePath® Smart Beta 2030 Fund.

The BlackRock LifePath® Active 2035 Fund is renamed BlackRock LifePath® Smart Beta 2035 Fund.

The BlackRock LifePath® Active 2040 Fund is renamed BlackRock LifePath® Smart Beta 2040 Fund.

The BlackRock LifePath® Active 2045 Fund is renamed BlackRock LifePath® Smart Beta 2045 Fund.

The BlackRock LifePath® Active 2050 Fund is renamed BlackRock LifePath® Smart Beta 2050 Fund.

The BlackRock LifePath® Active 2055 Fund is renamed BlackRock LifePath® Smart Beta 2055 Fund.

Change to each Fund’s Fees and Expenses

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active Retirement Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	1.32%	1.47%	1.39%
Acquired Fund Fees and Expenses[2]	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.79%	1.69%	2.11%
Fee Waivers and/or Expense Reimbursements[3]	(1.22)%	(1.37)%	(1.30)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.57%	0.32%	0.81%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$580	$902	$1,246	$2,214
Institutional Shares	$33	$319	$627	$1,503
Class R Shares	$83	$472	$887	$2,044

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2020 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	0.79%	1.01%	0.81%
Acquired Fund Fees and Expenses[2]	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.28%	1.25%	1.55%
Fee Waivers and/or Expense Reimbursements[3]	(0.69)%	(0.91)%	(0.72)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.59%	0.34%	0.83%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$582	$845	$1,128	$1,932
Institutional Shares	$35	$306	$599	$1,431
Class R Shares	$85	$419	$777	$1,784

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2025 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	0.88%	0.77%	0.91%
Acquired Fund Fees and Expenses[2]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.39%	1.03%	1.67%
Fee Waivers and/or Expense Reimbursements[3]	(0.78)%	(0.67)%	(0.82)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.61%	0.36%	0.85%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$584	$869	$1,175	$2,042
Institutional Shares	$37	$261	$503	$1,199
Class R Shares	$87	$446	$830	$1,908

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2030 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	0.88%	0.99%	0.89%
Acquired Fund Fees and Expenses[2]	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.40%	1.26%	1.66%
Fee Waivers and/or Expense Reimbursements[3]	(0.78)%	(0.89)%	(0.80)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.62%	0.37%	0.86%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$585	$872	$1,180	$2,052
Institutional Shares	$38	$311	$606	$1,444
Class R Shares	$88	$445	$827	$1,898

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2035 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	1.06%	1.11%	1.10%
Acquired Fund Fees and Expenses[2]	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.60%	1.40%	1.89%
Fee Waivers and/or Expense Reimbursements[3]	(0.96)%	(1.01)%	(1.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.64%	0.39%	0.88%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$587	$914	$1,264	$2,248
Institutional Shares	$40	$341	$665	$1,582
Class R Shares	$90	$494	$923	$2,119

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2040 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	1.04%	1.13%	1.07%
Acquired Fund Fees and Expenses[2]	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.59%	1.43%	1.87%
Fee Waivers and/or Expense Reimbursements[3]	(0.94)%	(1.03)%	(0.98)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.65%	0.40%	0.89%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$588	$913	$1,261	$2,240
Institutional Shares	$41	$344	$670	$1,593
Class R Shares	$91	$492	$920	$2,110

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2045 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	1.51%	1.57%	1.48%
Acquired Fund Fees and Expenses[2]	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	2.09%	1.90%	2.31%
Fee Waivers and/or Expense Reimbursements[3]	(1.41)%	(1.47)%	(1.39)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.68%	0.43%	0.92%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$591	$934	$1,300	$2,328
Institutional Shares	$44	$354	$686	$1,627
Class R Shares	$94	$506	$944	$2,162

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2050 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	1.66%	1.51%	1.54%
Acquired Fund Fees and Expenses[2]	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	2.25%	1.85%	2.38%
Fee Waivers and/or Expense Reimbursements[3]	(1.56)%	(1.41)%	(1.45)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.69%	0.44%	0.93%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$592	$937	$1,305	$2,339
Institutional Shares	$45	$357	$692	$1,638
Class R Shares	$95	$509	$949	$2,173

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2055 Fund — Fees and Expenses of the Fund” in the Investor A, Institutional and Class R Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution (12b-1) and/or Service fees	0.25%	None	0.50%
Other Expenses	5.75%	5.50%	5.37%
Acquired Fund Fees and Expenses[2]	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	6.34%	5.84%	6.21%
Fee Waivers and/or Expense Reimbursements[3]	(5.65)%	(5.40)%	(5.28)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.69%	0.44%	0.93%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 206, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets through February 28, 2027, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$592	$937	$1,305	$2,339
Institutional Shares	$45	$357	$692	$1,638
Class R Shares	$95	$509	$949	$2,173

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active Retirement Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	1.23%
Acquired Fund Fees and Expenses[1]	0.22%
Total Annual Fund Operating Expenses	1.45%
Fee Waivers and/or Expense Reimbursements[2]	(1.23)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.22%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$23	$288	$574	$1,398

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2020 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	0.68%
Acquired Fund Fees and Expenses[1]	0.24%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers and/or Expense Reimbursements[2]	(0.68)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.24%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$25	$225	$443	$1,069

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2025 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	0.77%
Acquired Fund Fees and Expenses[1]	0.26%
Total Annual Fund Operating Expenses	1.03%
Fee Waivers and/or Expense Reimbursements[2]	(0.77)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.26%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$27	$251	$494	$1,190

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2030 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	0.78%
Acquired Fund Fees and Expenses[1]	0.27%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers and/or Expense Reimbursements[2]	(0.78)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.27%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$28	$256	$503	$1,212

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2035 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	0.92%
Acquired Fund Fees and Expenses[1]	0.29%
Total Annual Fund Operating Expenses	1.21%
Fee Waivers and/or Expense Reimbursements[2]	(0.92)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.29%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$30	$293	$576	$1,384

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2040 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	0.90%
Acquired Fund Fees and Expenses[1]	0.30%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers and/or Expense Reimbursements[2]	(0.90)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.30%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$31	$292	$573	$1,375

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2045 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	1.31%
Acquired Fund Fees and Expenses[1]	0.33%
Total Annual Fund Operating Expenses	1.64%
Fee Waivers and/or Expense Reimbursements[2]	(1.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.33%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$34	$323	$633	$1,514

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2050 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	1.33%
Acquired Fund Fees and Expenses[1]	0.34%
Total Annual Fund Operating Expenses	1.67%
Fee Waivers and/or Expense Reimbursements[2]	(1.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.34%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$35	$326	$638	$1,525

The chart and example in the section entitled “Fund Overview — Key Facts About BlackRock LifePath® Active 2055 Fund — Fees and Expenses of the Fund” in the Class K Shares Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution (12b-1) and/or Service fees	None
Other Expenses	5.33%
Acquired Fund Fees and Expenses[1]	0.34%
Total Annual Fund Operating Expenses	5.67%
Fee Waivers and/or Expense Reimbursements[2]	(5.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.34%

[1]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 192, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets through February 28, 2027, and (ii) 0.00% (for (for Class K Shares) of average daily net assets through February 28, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$35	$326	$638	$1,525

Change in each Fund’s Principal Investment Strategies and Risks

The section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock LifePath® Active Retirement Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Each such factor-based underlying fund seeks to track an index that follows a rules-based methodology that is designed to provide exposure to key drivers of risk and return, or factors. Such factors may include, but are not limited to, value, quality, momentum, low size and volatility.

The Fund is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. In pursuit of its investment objective, the Fund will be broadly diversified across global asset classes, and will generally seek to maintain an asset allocation of approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, although the allocation may shift over time depending on market conditions. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Although the Fund will generally seek to maintain an asset allocation of approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of such asset allocation target percentages may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, or fixed income funds and a brief description of their investment objectives and primary investment strategies.

The allocation to underlying funds that invest in equity may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Because the Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Fund’s risk profile.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

The sections of each Prospectus entitled “Fund Overview — Principal Investment Strategies of the Fund” for each of BlackRock LifePath® Active 2020 Fund, BlackRock LifePath® Active 2025 Fund, BlackRock LifePath® Active 2030 Fund, BlackRock LifePath® Active 2035 Fund, BlackRock LifePath® Active 2040 Fund, BlackRock LifePath® Active 2045 Fund, BlackRock LifePath® Active 2050 Fund and BlackRock LifePath® Active 2055 Fund are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Each such factor-based underlying fund seeks to track an index that follows a rules-based methodology that is designed to provide exposure to key drivers of risk and return, or factors. Such factors may include, but are not limited to, value, quality, momentum, low size and volatility.

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the Fund’s target retirement date. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset allocation becomes more conservative—prior to retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The Fund is one of a group of funds referred to as the “LifePath® Smart Beta Funds,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon. The following chart illustrates the glide path—the target allocation among asset classes as the LifePath® Smart Beta Funds approach their target dates:

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may periodically adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Fund, reallocations of Fund composition to reflect intra-year movement along the glide path and other factors. In addition, BlackRock may determine that, in connection with the Fund’s investment in certain of the factor-based underlying funds, adjustments to the equity or fixed income allocations in excess of the asset allocation target percentages listed in the glide path may be appropriate to better align the risk characteristics of the Fund with the glide path. In general, the adjustments will be limited to +/- 10% relative to the target allocations. However, BlackRock may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style factors, market capitalization, region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date, the asset allocation of the Fund is expected to be approximately 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Trust (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Smart Beta Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

The sections of each Prospectus entitled “Fund Overview — Principal Risks of Investing in the Fund” are supplemented as follows:

Principal ETF-Specific Risks

■	Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF’s investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.

■	Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

■	Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

■	Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.